Goodwill and Other Intangible Assets, net - Gross Amount of Goodwill and Accumulated Impairment Losses by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Goodwill [Line Items]
Gross Carrying Amount	$ 2,072.7	$ 1,990.4
Accumulated Impairment Losses	195.3	195.3
Net Carrying Amount	1,877.4	1,795.1	1,757.1
North American Lab [Member]
Goodwill [Line Items]
Gross Carrying Amount	1,127.6	1,102.9
Accumulated Impairment Losses	95.5	95.5
Net Carrying Amount	1,032.1	1,007.4	948.7
European Lab [Member]
Goodwill [Line Items]
Gross Carrying Amount	845.3	787.7
Accumulated Impairment Losses
Net Carrying Amount	845.3	787.7	808.4
Science Education [Member]
Goodwill [Line Items]
Gross Carrying Amount	99.8	99.8
Accumulated Impairment Losses	99.8	99.8
Net Carrying Amount				$ 36.8